May 01, 2017

GREAT-WEST FUNDS, INC.

Great-West International Index Fund

Institutional Class Ticker: MXPBX

Investor Class (formerly Initial Class) Ticker: MXINX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.28% of the average daily net assets on assets up to $1 billion, 0.23% of the average daily net assets on assets over $1 billion, and 0.18% of the average daily net assets on assets over $2 billion	0.25% of the average daily net assets on assets up to $1 billion, 0.20% of the average daily net assets on assets over $1 billion, and 0.15% of the average daily net assets on assets over $2 billion
Expense Limit	0.35% of the average daily net assets	0.32% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.07%	0.43%	0.43%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.07%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.32%	0.68%	0.93%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%	0.67%	0.92%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.32% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Initial Class	$68	$217	$378	$846
Class L	$94	$295	$514	$1,142

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund

Institutional Class Ticker: MXKWX

Investor Class (formerly Initial Class) Ticker: MXVIX

Class L Ticker: MXVJX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.21% of the average daily net assets on assets up to $1 billion, 0.16% of the average daily net assets on assets over $1 billion, and 0.11% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.23% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.01%	0.36%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.01%	0.01%	0.03%
Total Annual Fund Operating Expenses	0.19%	0.54%	0.81%

[1] The management fees of the Fund have been restated to reflect the current management fees.
[2] “Other Expenses” are based on estimated amounts for the current fiscal year.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$19	$61	$107	$243
Investor Class	$55	$173	$302	$677
Class L	$83	$259	$450	$1,002

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund

Institutional Class Ticker: MXNZX

Investor Class (formerly Initial Class) Ticker: MXMDX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.18% of the average daily net assets on assets up to $1 billion, 0.13% of the average daily net assets on assets over $1 billion, and 0.08% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.20% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.38%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.56%	0.81%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.20%	0.55%	0.80%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.20% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Initial Class	$56	$178	$312	$700
Class L	$82	$258	$449	$1,001

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund

Institutional Class Ticker: MXERX

Investor Class (formerly Initial Class) Ticker: MXISX

Class L Ticker: MXNSX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.19% of the average daily net assets on assets up to $1 billion, 0.14% of the average daily net assets on assets over $1 billion, and 0.09% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.21% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.19%	0.19%	0.19%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.37%	0.46%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.02%	0.11%
Total Annual Fund Operating Expenses	0.21%	0.56%	0.90%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.00%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.21%	0.56%	0.81%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.21% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$22	$68	$118	$268
Initial Class	$57	$179	$313	$701
Class L	$83	$278	$490	$1,100